Share-based Payments (Tables)	3 Months Ended
Jun. 30, 2025
Share-based Payments [Abstract]
Schedule of Rsus with Service-based Conditions

The RSUs with service-based conditions vest over a service period ranging from ten months to three years.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	3,834,430	5.42
Vested	—	—
Forfeited and cancelled	—	—
Balance as of June 30, 2025	3,834,430	5.42

The RSUs with market conditions vest over three years, under which the average closing price for the Ordinary Shares for the 30 calendar days up to and including on trading prior to the date of vesting is at least $12.00 per share.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balan as of April 1, 2025	—	$—
Granted	285,419	3.15
Vested	—	—
Forfeited and cancelled	—	—
Balance as of June 30, 2025	285,419	3.15